Contingent Consideration (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Nov. 20, 2024	Aug. 17, 2023
Contingent Consideration [Line Items]
Net revenue	$ 62,751,271	$ 81,663,901
Class B Ordinary Shares [Member]
Contingent Consideration [Line Items]
Additional ordinary shares	1,600,000
Earn Out Shares [Member]
Contingent Consideration [Line Items]
Price per share						$ 5.85
Business Combination [Member]
Contingent Consideration [Line Items]
Net revenue				$ 170,000,000
Forecast [Member]
Contingent Consideration [Line Items]
Additional ordinary shares			1,600,000
Net revenue			$ 200,000,000
Price per share					$ 0.645